Recoverable Cash Advances (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Current and Non-current Portion Financial Liabilities

(€‘000)	As at December 31,
	2022	2021
Non-Current portion as at January 1,	5 851	4 220
Non-Current portion as at December 31,	4 584	5 851

Current portion as at January 1,	362	371
Current portion as at December 31,	437	362

Total Recoverable Cash Advances as at January 1,	6 213	4 590
Total Recoverable Cash Advances as at December 31,	5 021	6 213

Summary of Information on Other Outstanding Advances

(in €‘000)			Amounts received for the years ended December 31,			Amounts to be received				As at December 31, 2022
Id	Project	Contractual amount	Prior years	2021	2022	Cumulated cashed in	2023 and beyond	Amounts decommitted	Status	Amount reimbursed (cumulative)
5915	C-Cathez	910	910	—	—	910	—	—	Exploitation	740
6633	C-Cathez	1 020	1 020	—	—	1 020	—	—	Exploitation	306
7027	C-Cathez	2 500	2 500	—	—	2 500	—	—	Exploitation	675
7502	CAR-T Cell	2 000	2 000	—	—	2 000	—	—	Exploitation	100
7685	THINK	3 496	3 496	—	—	3 496	—	—	Exploitation	105
8087	CYAD01 - Deplethink	2 492	2 070	—	—	2 070	—	421	Exploitation	—
8088	CYAD02 - Cycle1	3 538	1 500	746	222	2 468	—	1 071	Exploitation	—
1910028	CwalityCAR	2 102	749	199	1 113	2 061	—	41	Exploitation	—
8212	CYAD-101	3 300	825	1 370	775	2 970	330	—	Research	—
8436	Immunicy	3 394	1 697	—	348	2 045	1 349	—	Research	—
8516	New engagers	1 095	—	274	—	274	821	—	Research	—

Total		25 847	16 767	2 589	2 458	21 814	2 500	1 533		1 926

Summary of Certain Terms and Conditions for the Recoverable Cash Advances
The table below summarizes, in addition to the specific characteristics described above, certain terms and conditions for the recoverable cash advances:

Contract number	Research phase	Percentage of total project costs	Turnover- dependent reimbursement	Turnover-independent reimbursement	Interest rate accrual	Amounts due in case of licensing (per year) resp. Sale
(€’000)
5915	01/08/08-30/04/11	70%	5.00%	€40k in 2012 and €70k each year after	N/A	10% with a minimum of 100/Y
6633	01/05/11-30/11/12	60%	0.27%	From €10k to €51k starting in 2013 until 30% of advance is reached	Starting 01/06/13	N/A
7027	01/11/12-31/10/14	50%	0.33%	From €25k to €125k starting in 2015 until 30% of advance is reached	Starting 01/01/15	N/A
7502	01/12/15-30/11/18	45%	0.19%	From €20k to €50k starting in 2019 until 30% is reached.	Starting 01/12/19	N/A
7685	01/01/17-31/12/19	45%	0.33%	From €35k to €70k starting in 2019 until 30% is reached.	Starting 01/01/21	N/A
8087	01/05/19- 30/06/21	45%	0.22%	From €20k to €61k starting in 2022 until 30% is reached	Starting 01/07/22	N/A
8088	01/05/19- 31/12/21	45%	0.21%	From €25k to €74k starting in 2022 until 30% is reached	Starting 01/01/22	N/A
1910028	06/06/19- 05/06/22	45%	0.01%	From €21k to €41k starting in 2022 until 30% is reached	Starting 06/06/22	N/A
8212	01/01/20- 30/06/23	45%	0.46%	From €33k to €99k starting in 2024 until 30% is reached	Starting 01/07/23	N/A
8436	01/11/20- 31/12/23	45%	0.32%	From €34k to €102k starting in 2024 until 30% is reached	Starting 01/01/24	N/A
8516	01/04/21-31/03/23	45%	0.10%	From €11k to 33k starting in 2024 until 30% is reached	Starting 01/04/23	N/A